SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (611,381)	$ (602,214)
Property and equipment net	$ 34,165	36,373
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	10 years
TRAQ Pvt Ltd. [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - TRAQ Pvt Ltd.	$ 627,188	638,587
TRAQ Pvt Ltd. [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	3 years
TRAQ Pvt Ltd. [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	10 years
Rohuma US [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - TRAQ Pvt Ltd.	$ 1,100
Rohuma US [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	3 years
Rohuma US [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	10 years
Rohuma India [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - TRAQ Pvt Ltd.	$ 9,916
Rohuma India [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	3 years
Rohuma India [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	10 years
MIMO Technologies PVT Ltd [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - TRAQ Pvt Ltd.	$ 7,342
MIMO Technologies PVT Ltd [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	3 years
MIMO Technologies PVT Ltd [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	10 years